Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues	$ 703	$ 274	$ 1,164	$ 314
Cost of revenues	709	459	1,297	797
Gross loss	(6)	(185)	(133)	(483)
Operating Expenses:
Research and development, net	7,058	8,216	15,112	17,909
Sales and marketing	1,020	1,297	2,307	2,678
General and administrative	1,750	1,782	3,626	3,771
Total operating expenses	9,828	11,295	21,045	24,358
Operating loss	(9,834)	(11,480)	(21,178)	(24,841)
Financing expenses (Income ) net	(740)	(1,322)	(2,662)	(865)
Net loss	$ (9,094)	$ (10,158)	$ (18,516)	$ (23,976)
Basic net loss per ordinary share (in Dollars per share)	$ (0.07)	$ (0.09)	$ (0.15)	$ (0.23)
Weighted-average number of ordinary shares used in computing basic net loss per ordinary share (in Shares)	128,637,952	112,196,403	125,576,293	104,497,312
Diluted net loss per ordinary share (in Dollars per share)	$ (0.07)	$ (0.09)	$ (0.15)	$ (0.23)
Weighted-average number of ordinary shares used in computing diluted net loss per ordinary share (in Shares)	128,637,952	112,196,403	125,576,293	104,497,312